Accounts Payable To Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Payable To Related Party

5.        ACCOUNTS PAYABLE TO RELATED PARTY

As a result of the November 2009 transaction described in footnote 3, the balance payable to Sperco, LLC for amounts collected by the Company on behalf of Sperco, LLC at December 31, 2011 and 2010 totaled $97,664 and $73,092, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective July 1, 2010 through July 31, 2011, the Sperco entities agreed to pay a monthly amount of $4,000 for office space and associated services to Bluegate for the Sperco entities and as of December 31, 2011 and 2010, Sperco, LLC owed $47,000 and $24,000, respectively. Those amounts have been recorded as a reduction to rent expense and accounts payable to related party and are reflected in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective August 1, 2011, the Sperco entities entered into a lease agreement for space in Suite 350 of the same building and moved from Suite 600 to Suite 350. At the same time, Bluegate relocated to Suite 350 with the Sperco entities and agreed to pay the Sperco entities $1,000 rent on a month-to-month basis which totaled $5,000 for the months from August 1, 2011 through December 31, 2011, and as of December 31, 2011, the $5,000 amount is included in the $320,664 balance under the caption accounts payable to related party on the balance sheet.